Accounts receivable (Tables)	12 Months Ended
Feb. 28, 2025
Credit Loss [Abstract]
Schedule of accounts receivable
	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$
Accounts Receivable
- Related party	22,167	22,260	16,497
- Third parties	136,793	233,643	173,153
	158,960	255,903	189,650

Less: Allowance for credit losses
- Related party	22,167	22,260	16,497
- Third parties	75,000	120,000	88,932
	97,167	142,260	105,429

Accounts receivable, net	61,793	113,643	84,221

Schedule of movement of allowance for credit losses

Movement of allowance for credit losses are as follows:

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Allowance for credit losses, beginning balance
- Related party	-	22,167	16,428
- Third parties	-	75,000	55,583
	-	97,167	72,010
Addition during the year
- Related party	22,167	-	-
- Related party (movement due to revaluation)	22,167	93	69
- Third parties	75,000	45,000	33,350
	97,167	45,093	33,418

Allowance for credit losses, ending balance
- Related party	22,167	22,260	16,497
- Third parties	75,000	120,000	88,932
	97,167	142,260	105,429